Debt - Additional Information (Detail)							1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Apr. 13, 2020 USD ($)	Oct. 19, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jul. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2010	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2019 USD ($)	May 16, 2019 USD ($)	Mar. 12, 2019 USD ($)	Oct. 31, 2018 USD ($)	Sep. 29, 2017 USD ($)
Line of Credit Facility [Line Items]
Line of credit				$ 225,000,000
Line of credit facility maturity date				Apr. 30, 2025
Debt instrument, repayments term										Quarterly
Debt instrument, repayments			$ 500,000
Maximum consolidated leverage ratio			425.00%					425.00%		425.00%			400.00%	375.00%
Minimum consolidated fixed charge coverage ratio				1.25									1.25
Percentage of prepayment on excess cash flow less voluntary prepayments of term loan													50.00%
Consolidated fixed leverage ratio													3.00%
Weighted average interest rate			6.00%					6.00%		6.00%			5.41%	6.31%
Gain on extingushment of debt														$ 356,000
Mandatory prepayment percentage of cash proceeds														100.00%
Mandatory prepayment period													$ 0	$ 0
Mandatory prepayment on proceeds from sale of assets														1,000,000
Amended covenant ratio, description													(i) remove the Consolidated Senior Leverage ratio; (ii) increase the Consolidated Fixed Charge Coverage ratio to greater than 1.25 from 1.125; and (iii) decrease the Consolidated Total Leverage ratio to below 3.75 times beginning with the first fiscal quarter ending September 30, 2018 and lower than 4.00 beginning with the first fiscal quarter during which a pro forma compliance certificate is delivered in accordance with the agreement’s terms, from a 4.25 rate in 2017.
Debt issuance cost write-off													$ 0	200,000
Loan modification and amendment fees													500,000	1,000,000
Forecast
Line of Credit Facility [Line Items]
Debt instrument, repayments	$ 1,600,000	$ 1,100,000	$ 500,000
Maximum consolidated leverage ratio															375.00%	400.00%
Capital Lease Obligations
Line of Credit Facility [Line Items]
Capital leased assets, gross			6,300,000					$ 6,300,000		$ 6,300,000			6,900,000	5,500,000
Capital leases, income statement, amortization expense								600,000	$ 400,000	1,600,000	$ 1,000,000		$ 1,500,000	800,000
Capital Lease Obligations | Minimum
Line of Credit Facility [Line Items]
Capital lease asset estimated useful lives												4 years	4 years
Capital Lease Obligations | Maximum
Line of Credit Facility [Line Items]
Capital lease asset estimated useful lives												6 years	6 years
Debt Issuance Cost
Line of Credit Facility [Line Items]
Loan modification and amendment fees													$ 400,000	900,000
Selling, General and Administrative Expenses
Line of Credit Facility [Line Items]
Loan modification and amendment fees													$ 100,000	100,000
Prior Senior Secured Credit Facility
Line of Credit Facility [Line Items]
Gain on extingushment of debt				$ 1,400,000	$ 1,100,000
Debt fee paid				400,000	400,000
Unamortized debt issuance costs				1,000,000	700,000
Prior Senior Secured Credit Facility | Fed Funds Effective Rate Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Interest rate													0.50%
Prior Senior Secured Credit Facility | LIBOR Plus
Line of Credit Facility [Line Items]
Interest rate													1.00%
Equipment Line Of Credit
Line of Credit Facility [Line Items]
Line of credit													$ 3,100,000	2,800,000
Line of credit facility, maximum borrowing capacity																			$ 2,000,000
Canadian Equipment Line Of Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																		$ 1,000,000
Convertible Subordinated Debenture
Line of Credit Facility [Line Items]
Gain on extingushment of debt					700,000
Debt covenant, minimum EBITDA requirement						$ 30,000,000
Annual coupon payable in kind						12.00%
Repayment of debt					12,000,000
Interest amount of loan repayment					$ 2,000,000
Conversion price discount rate to the IPO share price					30.00%
Incremental Term Loans
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 100,000,000
Incremental Term Loans | Minimum
Line of Credit Facility [Line Items]
Percentage of pari passu debt of all lenders to be held by unitranche lenders				70.00%
Leverage Ratio Greater Than Or Equal To Three Point Two Five [Member ]
Line of Credit Facility [Line Items]
Percentage of prepayment on excess cash flow less voluntary prepayments of term loan				50.00%
Consolidated fixed leverage ratio				325.00%
Leverage Ratio Less Than Three [Member]
Line of Credit Facility [Line Items]
Percentage of prepayment on excess cash flow less voluntary prepayments of term loan				25.00%
Consolidated fixed leverage ratio				300.00%
Term Loan Facility
Line of Credit Facility [Line Items]
Line of credit			$ 174,453,000	$ 175,000,000				$ 174,453,000		$ 174,453,000			$ 48,750,000	50,000,000
Debt instrument, repayments term													Quarterly
Line of credit facility, maximum borrowing capacity																				$ 50,000,000
Debt instrument, periodic repayments													$ 1,300,000
Amended quarterly term loan repayment rate													2.50%
Term Loan Facility | LIBOR Plus
Line of Credit Facility [Line Items]
Interest rate				5.00%						5.00%
Term Loan Facility | LIBOR Floor
Line of Credit Facility [Line Items]
Interest rate				4.50%						1.00%
Term Loan Facility | Base Rat
Line of Credit Facility [Line Items]
Interest rate										4.00%
Term Loan Facility | Prior Senior Secured Credit Facility
Line of Credit Facility [Line Items]
Line of credit													$ 50,000,000	50,000,000
Revolving Line of Credit
Line of Credit Facility [Line Items]
Line of credit				$ 50,000,000									$ 97,590,000	20,000,000
Line of credit facility maturity date													Oct. 19, 2021
Line of credit facility unused commitment fee										0.35%
Line of credit facility, maximum borrowing capacity							$ 110,000,000										$ 130,000,000
Debt instrument, periodic repayments							$ 1,300,000
Revolving Line of Credit | LIBOR Plus
Line of Credit Facility [Line Items]
Interest rate										3.50%
Revolving Line of Credit | Base Rat
Line of Credit Facility [Line Items]
Interest rate										2.50%
Revolving Line of Credit | Prior Senior Secured Credit Facility
Line of Credit Facility [Line Items]
Line of credit													$ 130,000,000	$ 70,000,000
Second Lien Term Loan Facility
Line of Credit Facility [Line Items]
Line of credit																					$ 40,000,000
Fed Funds Effective Rate Overnight Index Swap Rate | Prior Senior Secured Credit Facility
Line of Credit Facility [Line Items]
Interest rate													0.50%
LIBOR Plus | Prior Senior Secured Credit Facility
Line of Credit Facility [Line Items]
Interest rate													1.00%